Stock Options & Deferred Stock Compensation (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Equity [Abstract]
Remainder of 2025	$ 144,982	$ 148,329
2026	532,777	2,527
2027	532,238	1,988
2028	530,250
2029	309,312
Total	$ 2,049,559	$ 152,844